Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000003511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VALUE FUND (TWEBX)
Average Annual Return, Percent	9.11%	9.29%	10.96%	7.62%
C000003512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND (TBGVX)
Average Annual Return, Percent	10.64%	12.45%	10.88%	6.84%
C000050916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Average Annual Return, Percent	10.86%	8.50%	8.74%	6.44%
C000080766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Average Annual Return, Percent	13.54%	11.01%	10.18%	6.02%
MSCI World 100 Hedged to U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World 100% Hedged to U.S.$ Index
Average Annual Return, Percent	18.04%	17.42%	15.59%	13.28%
MSCI World Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (in U.S.$)
Average Annual Return, Percent	19.58%	17.25%	14.41%	12.43%
MSCI EAFE Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (in U.S.$)
Average Annual Return, Percent	17.10%	14.99%	11.15%	8.17%
MSCI EAFE Index Hedged to U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Hedged to U.S.$)
Average Annual Return, Percent	11.65%	15.50%	15.03%	10.69%
MSCI World High Dividend Yield Index in U S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index (in U.S.$)
Average Annual Return, Percent	7.16%	7.60%	10.63%	8.60%